Property and Equipment, Intangible Assets and Goodwill (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended			9 Months Ended	12 Months Ended
	May 02, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Depreciation expense			$ 31,000	$ 53,000	$ 64,000		$ 105,000
Amortization expense			17,000		32,000
Impairment of goodwill
Goodwill		$ 786,000	4,418,000		4,418,000	$ 786,000			$ 786,000
Additional godwill	$ 3,632,000
Previously Reported [Member]
Depreciation expense								$ 287,000	192,000
Amortization expense									30,000
Impairment of goodwill						3,592,000			3,592,000
Goodwill		786,000				$ 786,000		(0)	786,000
Additional godwill									4,378,000
Impairment of goodwill		$ 3,592,000							$ 3,592,000
Semi Cab Inc [Member]
Goodwill			$ 786,000		$ 786,000
Common stock issued for purchase ownership percentage	99.99%